INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forwards	$ 39,809	$ 39,942
Research and development	3,780	9,663
Initial public offering costs	0	1,800
Other temporary differences	5,320	3,855
Carryforward tax credits	2,093	1,428
Gross deferred tax assets	51,002	56,688
Valuation allowance	(48,430)	(55,561)
Total deferred tax assets	2,572	1,127
Deferred tax liabilities:
Depreciation and amortization	(2,572)	(1,127)
Deferred tax liabilities	(2,572)	(1,127)
Net deferred taxes	$ 0	$ 0